Interest and Inflation Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest Income Expense Text Block [Abstract]
Schedule of income from interest
	For the years ended December 31,
	2022			2021			2020
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets at amortised cost
Resale agreements	1,063	-	1,063	190	-	190	124	-	124
Debt financial instruments	62,876	195,082	257,958	15,078	103,164	118,242	69,276	36,141	105,417
Interbank loans	925		925	429	-	429	36	-	36
Commercial loans	954,978	825,146	1,780,124	662,170	404,803	1,066,973	719,250	173,967	893,217
Mortgage loans	412,741	1,818,172	2,230,913	337,669	838,851	1,176,520	322,687	314,777	637,464
Consumer loans	629,770	1,090	630,860	475,133	559	475,692	564,363	338	564,701
Other interest income	78,192	8,242	86,434	5,808	8,629	14,437	8,674	4,384	13,058
Subtotal	2,140,545	2,847,732	4,988,277	1,496,477	1,356,006	2,852,483	1,684,410	529,607	2,214,017
Financial asset at fair value through other comprehensive income
Debt financial instruments	270,026	43,104	313,130	87,311	7,346	94,567	-	-	-
Other financial instruments	1,705	1,643	3,348	3,056	1,160	4,216	2,866	393	3,259
Subtotal	271,731	44,747	316,478	90,367	8,506	98,783	2,866	393	3,259
Hedging accounting	437,899	(1,655,998)	(1,218,099)	30,953	(77,789)	(46,836)	20,239	(21,535)	(1,296)
TOTAL	2,850,175	1,236,481	4,086,656	1,617,797	1,286,723	2,904,520	1,707,515	508,465	2,215,980

Schedule of interest expense
	For the years ended December 31,
	2022			2021			2020
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial liabilities at amortised cost
Demand deposits	13,623	12,023	25,646	14,533	4,938	19,471	13,576	1,526	15,102
Time deposits and liabilities	759,511	119,613	879,124	88,949	20,451	109,400	141,091	20,876	161,967
Repurchase agreements	15,774	-	15,774	839	-	839	1,899	-	1,899
Interbank loans	98,357	-	98,357	43,692	-	43,692	45,176	-	45,176
Issued debt instruments	174,707	448,103	622,810	133,583	228,153	361,736	186,672	113,996	300,668
Other financial liabilities	26,430	39,934	66,364	3,382	33,026	36,408	10,140	14,733	24,873
Subtotal	1,088,402	619,673	1,708,075	284,978	286,568	571,546	398,554	151,131	549,685
Lease contracts	2,862	-	2,862	2,283	-	2,283	2,651	-	2,651
Regulatory capital financial instruments	66,728	172,949	239,677	54,211	74,325	128,636	45,879	26,099	71,978
Others equity instruments	28,234	-	28,234	4,995	-	4,995	-	-	-
Hedging accounting	1,089,816	(552,120)	537,696	(539,680)	941,966	402,286	(371,787)	385,952	14,165
TOTAL	2,276,042	240,502	2,516,544	(193,213)	1,302,859	1,109,746	29,418	563,182	638,479